Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

	As of December 31, (in thousands)
	2016	2017
Accounts receivable, gross	$48,568	$94,987
Allowance for doubtful accounts	(1,418)	(3,351)

Accounts receivable, net	$47,150	$91,636

Allowance for doubtful accounts

	Balance at January 1, (in thousands)	Additional provision for bad debt, net of recoveries (in thousands)	Write-off of receivable balances (in thousands)	Balance at December 31, (in thousands)
2015	2,414	582	(1,822)	1,174
2016	1,174	1,615	(1,371)	1,418
2017	1,418	2,083	(150)	3,351